The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

March 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of the Abbey Capital Futures Strategy Fund, Abbey Capital Multi Asset Fund, Boston Partners Small Cap Value Fund II, Boston Partners All-Cap Value Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, WPG Partners Small/Micro Cap Value Fund, Boston Partners Global Equity Fund, Boston Partners Global Long/Short Fund, Boston Partners Emerging Markets Long/Short Fund, Boston Partners Emerging Markets Fund, Boston Partners Global Equity Advantage Fund, Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund, Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, Matson Money Fixed Income VI Portfolio, Orinda Income Opportunities Fund, SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and SGI Global Equity Fund (together, the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Funds dated February 28, 2020 and filed electronically as Post-Effective Amendment No. 261 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz
Edward L. Paz
Assistant Secretary

cc:	Salvatore Faia, The RBB Fund, Inc.

James Shaw, The RBB Fund, Inc.

Jillian Bosmann, Faegre Drinker Biddle & Reath LLP